Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GABELLI DIVIDEND GROWTH FUND
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
Supplement [Text Block]	gdgf_SupplementTextBlock

THE GABELLI DIVIDEND GROWTH FUND

Supplement dated September 30, 2016

to the

Prospectus dated April 29, 2016;

Statement of Additional Information dated April 29, 2016; and

Summary Prospectus dated April 29, 2016

This supplement amends certain information in the Prospectus (the “Prospectus”), Statement of Additional Information (the “SAI”), and Summary Prospectus (the “Summary Prospectus”), each dated April 29, 2016, of The Gabelli Dividend Growth Fund (the “Fund”). Unless otherwise indicated, all other information included in the Prospectus, SAI, and Summary Prospectus that is not inconsistent with the information set forth in this supplement remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Prospectus, SAI, and Summary Prospectus.

Revised Fee and Expense Waiver For Class I Shares

Effective October 1, 2016, Gabelli Funds, LLC, the Adviser, has agreed to amend its contractual agreement with respect to Class I shares of the Fund to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) at no more than an annual rate of 1.00%. This arrangement is in effect through April 30, 2018.

Under these same arrangements, the Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 1.00% for Class I shares after giving effect to the repayments.

There are no changes to the terms of the contractual agreement with respect to the Fund’s Class AAA, A, or C shares.

The Fund’s waiver/reimbursement arrangements for Class I shares are in effect through April 30, 2018, and may be terminated only by the Board of Trustees of the Fund before such time.

Revised Fees and Expenses Table

To reflect the change in the contractual fee and expense waiver, the section “Fees and Expenses” in the Fund’s Summary Prospectus and Prospectus is modified as follows:

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 11 of the Fund’s prospectus.

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees

(fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed for shares held seven days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses	0.66%	0.66%	0.66%	0.66%

Total Annual Fund Operating Expenses	1.91%	1.91%	2.66%	1.66%
Less Fee Waiver and Expense Reimbursement(1)	(0.00)%	(0.00)%	(0.00)%	(0.66)%

Net Annual Fund Operating Expenses	1.91%	1.91%	2.66%	1.00%

(1)	The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Fund’s Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) at an annual rate of 2.00%, 2.00%, 2.75%, and 1.00% for Class AAA, Class A, Class C, and Class I shares, respectively. Under this same arrangement, the Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent such adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 2.00%, 2.00%, 2.75%, and 1.00% for Class AAA, Class A, Class C, and Class I shares, respectively, after giving effect to the repayments. This arrangement is in effect through April 30, 2017 for the Class AAA, A, and C shares, and through April 30, 2018 for the Class I shares, and may only be terminated by the Board of Trustees of the Fund before such respective times.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$194	$600	$1,032	$2,233
Class A Shares	$758	$1,141	$1,547	$2,679
Class C Shares	$369	$826	$1,410	$2,993
Class I Shares	$102	$459	$840	$1,910

You would pay the following expenses if you did not redeem your shares of the Fund:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$194	$600	$1,032	$2,233
Class A Shares	$758	$1,141	$1,547	$2,679
Class C Shares	$269	$826	$1,410	$2,993
Class I Shares	$102	$459	$840	$1,910

THE GABELLI DIVIDEND GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gdgf_SupplementTextBlock

THE GABELLI DIVIDEND GROWTH FUND

Supplement dated September 30, 2016

to the

Prospectus dated April 29, 2016;

Statement of Additional Information dated April 29, 2016; and

Summary Prospectus dated April 29, 2016

This supplement amends certain information in the Prospectus (the “Prospectus”), Statement of Additional Information (the “SAI”), and Summary Prospectus (the “Summary Prospectus”), each dated April 29, 2016, of The Gabelli Dividend Growth Fund (the “Fund”). Unless otherwise indicated, all other information included in the Prospectus, SAI, and Summary Prospectus that is not inconsistent with the information set forth in this supplement remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the Prospectus, SAI, and Summary Prospectus.

Revised Fee and Expense Waiver For Class I Shares

Effective October 1, 2016, Gabelli Funds, LLC, the Adviser, has agreed to amend its contractual agreement with respect to Class I shares of the Fund to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) at no more than an annual rate of 1.00%. This arrangement is in effect through April 30, 2018.

Under these same arrangements, the Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent the Fund’s adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 1.00% for Class I shares after giving effect to the repayments.

There are no changes to the terms of the contractual agreement with respect to the Fund’s Class AAA, A, or C shares.

The Fund’s waiver/reimbursement arrangements for Class I shares are in effect through April 30, 2018, and may be terminated only by the Board of Trustees of the Fund before such time.

Revised Fees and Expenses Table

To reflect the change in the contractual fee and expense waiver, the section “Fees and Expenses” in the Fund’s Summary Prospectus and Prospectus is modified as follows:

Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 11 of the Fund’s prospectus.

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Shareholder Fees

(fees paid directly from your investment):

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed for shares held seven days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	None
Other Expenses	0.66%	0.66%	0.66%	0.66%

Total Annual Fund Operating Expenses	1.91%	1.91%	2.66%	1.66%
Less Fee Waiver and Expense Reimbursement(1)	(0.00)%	(0.00)%	(0.00)%	(0.66)%

Net Annual Fund Operating Expenses	1.91%	1.91%	2.66%	1.00%

(1)	The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Fund’s Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) at an annual rate of 2.00%, 2.00%, 2.75%, and 1.00% for Class AAA, Class A, Class C, and Class I shares, respectively. Under this same arrangement, the Fund has also agreed, during the two year period following the year of any such waiver or reimbursement by the Adviser, to repay such amount, but only to the extent such adjusted Total Annual Fund Operating Expenses would not exceed an annual rate of 2.00%, 2.00%, 2.75%, and 1.00% for Class AAA, Class A, Class C, and Class I shares, respectively, after giving effect to the repayments. This arrangement is in effect through April 30, 2017 for the Class AAA, A, and C shares, and through April 30, 2018 for the Class I shares, and may only be terminated by the Board of Trustees of the Fund before such respective times.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$194	$600	$1,032	$2,233
Class A Shares	$758	$1,141	$1,547	$2,679
Class C Shares	$369	$826	$1,410	$2,993
Class I Shares	$102	$459	$840	$1,910

You would pay the following expenses if you did not redeem your shares of the Fund:

	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	$194	$600	$1,032	$2,233
Class A Shares	$758	$1,141	$1,547	$2,679
Class C Shares	$269	$826	$1,410	$2,993
Class I Shares	$102	$459	$840	$1,910